ORDINARY SHARES	12 Months Ended
Sep. 30, 2012
ORDINARY SHARES [Abstract]
ORDINARY SHARES
15.	ORDINARY SHARES

On November 20, 2008, the Company's board of directors approved a share repurchase program effective November 20, 2008. Under the approved program, the Company is authorized to repurchase up to US$10 million worth of its issued and outstanding ADSs from time to time in open-market transactions on NYSE. On April 29, 2011, the Company's board of directors approved additional share repurchase up to US$10 million worth of its issued and outstanding ADSs. During the years ended September 30, 2010, 2011 and 2012, the Company repurchased 1,909,600 , 9,223,188 and 1,285,464 ordinary shares for total considerations of US$2,172, US$8,138 and US$993, respectively. Such shares were immediately canceled after the repurchase.